Fair Value Measurement	12 Months Ended
Sep. 30, 2024
Disclosure of fair value measurement [abstract]
Fair Value Measurement
4.
FAIR VALUE MEASUREMENT

The following table presents the fair values and fair value hierarchy of the Company’s financial instruments that are carried at fair value on recurring basis in the consolidated statements of financial position:

			Fair value
	Level	Measurement	September 30, 2024	September 30, 2023
Derivative assets			40,713	31,708
Derivative assets not designated as hedging instruments	2	FVtPL	40,713	28,795
Derivative assets designated as hedging instruments	2	N/A	—	2,913
Derivative liabilities	2	FVtPL	625	6,925

Changes in fair value of derivative assets and liabilities are recognized within the consolidated statements of profit or loss except for changes in the fair value of derivative financial instruments designated as hedging instruments which are recognized within other comprehensive income.

During the year ended September 30, 2024, the interest cap associated with the Original EUR Term Loan no longer qualified for hedge accounting and was terminated along with the signing of the Term and Revolving Facilities Agreement. As such, the Company reclassified the cash flow hedge reserve of a cumulative loss of €0.3 million reflected in the accumulated other comprehensive income (loss) in equity through "Finance cost, net."

For details on the new financing, please refer to Note 15 - Loans and Borrowings.

The Company does not carry any other financial instruments at fair value either on a recurring or non-recurring basis. The derivative assets and liabilities are reflected in the statements of financial position within other assets, other current assets and other financial liabilities.

The following table presents the fair value and fair value hierarchy of the Company’s loans and borrowings carried at amortized cost:

	Level	Nominal value	Carrying value	Fair value
September 30, 2024
New Term Loan (EUR)	2	375,000	375,905	396,560
New Term Loan (USD)	2	160,772	159,870	169,363
Vendor Loan	2	208,305	212,121	216,322
Senior Notes	2	428,500	446,739	449,533

September 30, 2023
Original Term Loan (EUR)	2	375,000	368,701	348,426
Original Term Loan (USD)	2	781,315	730,855	694,889
Vendor Loan	2	299,560	305,048	235,687
Senior Notes	2	428,500	448,434	373,682

The following table presents the fair value and fair value hierarchy of the Company's Tax Receivable Liability carried at amortized cost:

	Level	Carrying value	Fair value
September 30, 2024
Tax receivable agreement liability	3	359,890	382,619

There was no Tax Receivable Agreement liability as of September 30, 2023.

There were no transfers between levels during any reporting period.

There were also no changes in the Company’s valuation processes, valuation techniques and types of inputs used in the fair value measurements during the reporting period.